Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares S&P 100 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core S&P Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares S&P Mid-Cap 400 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares S&P Mid-Cap 400 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core S&P 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares S&P 500 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares S&P 500 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core S&P Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares S&P Small-Cap 600 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Europe ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares S&P Small-Cap 600 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core S&P Total U.S. Stock Market ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Basic Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Consumer Services ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Financial Services ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Healthcare ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global 100 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Dow Jones U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Transportation Average ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Utilities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Telecommunications ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Select Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell Mid-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell Mid-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares JPX-Nikkei 400 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core S&P U.S. Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core S&P U.S. Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell 3000 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell 2000 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell 2000 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell 2000 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell 1000 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell 1000 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell 1000 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Latin America 40 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Cohen & Steers REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Nasdaq Biotechnology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Expanded Tech Sector ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares North American Tech-Multimedia Networking ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares PHLX Semiconductor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Expanded Tech-Software Sector ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares North American Natural Resources ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 1-3 Year Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 7-10 Year Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 20+ Year Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBoxx $ Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares TIPS Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares China Large-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Large-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Large-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Large-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Healthcare ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Comm Services ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Mid-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Consumer Goods ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Mid-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Small-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Small-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI USA ESG Select ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI EAFE Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI EAFE Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Micro-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Consumer Discretionary ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Consumer Staples ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Utilities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Oil & Gas Exploration & Production ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Home Construction ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Oil Equipment & Services ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Pharmaceuticals ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Healthcare Providers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Medical Devices ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Broker-Dealers & Securities Exchanges ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Insurance ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Regional Banks ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Aerospace & Defense ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Preferred and Income Securities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Short Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 3-7 Year Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 10-20 Year Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Short-Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Intermediate-Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Broad USD Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Intermediate Government/Credit Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Government/Credit Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MBS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI KLD 400 Social ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Residential Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Mortgage Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core U.S. REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBoxx $ High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares International Select Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Asia 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares International Developed Property ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Europe Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares International Developed Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Europe Developed Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares National Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI EAFE Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares California Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares New York Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares J.P. Morgan USD Emerging Markets Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Kokusai ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI ACWI ex U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI ACWI ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares India 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI All Country Asia ex Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Emerging Markets Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Clean Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Timber & Forestry ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Agency Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Short-Term National Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Conservative Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Moderate Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Growth Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Aggressive Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares International Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 1-3 Year International Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Peru ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell Top 200 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell Top 200 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell Top 200 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Long-Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core 10+ Year USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Europe Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI China Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Indonesia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI New Zealand ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Poland ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Brazil Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Ireland ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Philippines ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 0-5 Year TIPS Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI China ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Min Vol EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Min Vol USA ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares International Preferred Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Floating Rate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI India Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI India ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Denmark ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Finland ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Germany Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Norway ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI United Kingdom Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares CMBS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares GNMA Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Aaa - A Rated Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Multi-Asset Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core 1-5 Year USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core MSCI Total International Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Mar 2020 Term Corporate ex-Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI USA Size Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI USA Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI USA Momentum Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Mar 2020 Term Corporate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Mar 2023 Term Corporate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI USA Quality Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 0-5 Year High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 0-5 Year Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI Germany ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Treasury Floating Rate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Sep 2020 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Yield Optimized Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Qatar ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI UAE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Min Vol Europe ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Min Vol Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core MSCI Europe ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core MSCI Pacific ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Total USD Bond Market ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI Eurozone ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Dividend Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI United Kingdom ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2020 Term Corporate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI China A ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Intl Momentum Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Intl Quality Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI ACWI Low Carbon Target ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Saudi Arabia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2021 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2021 Term Corporate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2022 Term Corporate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2023 Term Corporate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2024 Term Corporate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2025 Term Corporate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Exponential Technologies ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Multifactor Global ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Multifactor USA ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Multifactor USA Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Convertible Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2022 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Multifactor Intl ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Multifactor Intl Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Intl Size Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Intl Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI ACWI ex U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI Australia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI EAFE Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI Italy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI Mexico ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI South Korea ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI Spain ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI Switzerland ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI United Kingdom ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged JPX-Nikkei 400 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core International Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Adaptive Currency Hedged MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares International Dividend Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Global Impact ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Fallen Angels USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Min Vol USA Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2023 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2024 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2026 Term Corporate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG MSCI USA ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core 5-10 Year USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core MSCI International Developed Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Argentina and Global Exposure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge High Yield Defensive Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge Investment Grade Enhanced Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell 2500 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG 1-5 Year USD Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG USD Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2027 Term Corporate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell 1000 Pure U.S. Revenue ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Broad USD High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Dividend and Buyback ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge U.S. Fixed Income Balanced Risk ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG MSCI USA Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Robotics and Artificial Intelligence Multisector ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2028 Term Corporate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2025 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2026 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Green Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Self-Driving EV and Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Japan Equal Weighted ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Japan Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Focused Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Cybersecurity and Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2027 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2028 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2021 Term High Yield and Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2022 Term High Yield and Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2023 Term High Yield and Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2024 Term High Yield and Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2025 Term High Yield and Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Multifactor USA Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG MSCI USA Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Genomics Immunology and Healthcare ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2029 Term Corporate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Factors US Growth Style ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Factors US Value Style ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Tech Breakthrough Multisector ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2021 Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2022 Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2023 Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2024 Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2025 Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2026 Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2027 Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2028 Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2029 Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG MSCI EM Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares Trust

iShares, Inc.

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Index-Related Risk”:

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.